Consolidated Statements of Shareholders' Equity - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-in Capital	Subscriptions Receivable	Accumulated Other Comprehensive Income (Loss)	Statutory Surplus Reserves	Accumulated Earnings	Total Shareholders’ Equity	Non-controlling Interest
Balance at Dec. 31, 2020	$ 1,120,125,000	$ 99,000	$ 15,000	$ 538,924,000	$ (7,109,000)	$ 19,925,000	$ 50,377,000	$ 144,241,000	$ 746,472,000	$ 373,653,000
Balance (in shares) at Dec. 31, 2020		99,294,743
Balance (in shares) at Dec. 31, 2020			14,630,813
Share-based compensation (note 20)	7,735,000	$ 0	$ 0	7,735,000	0	0	0	0	7,735,000	0
Exercise of stock options (note 20)	1,033,000	$ 1,000	0	1,032,000	0	0	0	0	1,033,000	0
Exercise of stock options (note 20) (in shares)		207,500
Dividend accrued and paid (note 19)	(1,904,893,000)	$ 0	0	0	0	0	0	(5,982,000)	(5,982,000)	(1,898,911,000)
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	82,401,000	0	0	0	0	0	0	0	0	82,401,000
- Other comprehensive income (loss) attributable to shareholders of Sinovac	110,697,000	0	0	0	0	110,697,000	0	0	110,697,000	0
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	5,991,431,000	0	0	0	0	0	0	0	0	5,991,431,000
- Net income attributable to shareholders of Sinovac	8,467,480,000	0	0	0	0	0	0	8,467,480,000	8,467,480,000	0
- Transfer to statutory surplus reserves (note 21)	0	0	0	0	0	0	1,463,920,000	(1,463,920,000)	0	0
Balance at Dec. 31, 2021	13,876,009,000	$ 100,000	$ 15,000	547,691,000	(7,109,000)	130,622,000	1,514,297,000	7,141,819,000	9,327,435,000	4,548,574,000
Balance (in shares) at Dec. 31, 2021		99,502,243
Balance (in shares) at Dec. 31, 2021			14,630,813
Exercise of stock options (note 20) (in shares)		0
Subscriptions receivable	0	$ 0	$ 0	(7,109,000)	7,109,000	0	0	0	0	0
Dividend accrued and paid (note 19)	(392,434,000)	0	0	0	0	0	0	(5,982,000)	(5,982,000)	(386,452,000)
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(345,147,000)	0	0	0	0	0	0	0	0	(345,147,000)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(513,898,000)	0	0	0	0	(513,898,000)	0	0	(513,898,000)	0
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	(25,735,000)	0	0	0	0	0	0	0	0	(25,735,000)
- Net income attributable to shareholders of Sinovac	113,866,000	0	0	0	0	0	0	113,866,000	113,866,000	0
- Transfer to statutory surplus reserves (note 21)	0	0	0	0	0	0	23,716,000	(23,716,000)	0	0
Balance at Dec. 31, 2022	$ 12,712,661,000	$ 100,000	$ 15,000	540,582,000	$ 0	(383,276,000)	1,538,013,000	7,225,987,000	8,921,421,000	3,791,240,000
Balance (in shares) at Dec. 31, 2022	99,502,243	99,502,243
Balance (in shares) at Dec. 31, 2022			14,630,813
Exercise of stock options (note 20)	$ 676,000	$ 0	$ 0	676,000		0	0	0	676,000	0
Exercise of stock options (note 20) (in shares)	135,800	135,800	0
Dividend accrued and paid (note 19)	$ (217,689,000)	$ 0	$ 0	0		0	0	(5,982,000)	(5,982,000)	(211,707,000)
Other comprehensive income (loss)
- Other comprehensive income (loss) attributable to non-controlling interests	(107,747,000)	0	0	0		0	0	0	0	(107,747,000)
- Other comprehensive income (loss) attributable to shareholders of Sinovac	(106,779,000)	0	0	0		(106,779,000)	0	0	(106,779,000)	0
Net income (loss) for the year
- Net income (loss) attributable to non-controlling interests	(158,437,000)	0	0	0		0	0	0	0	(158,437,000)
- Net income attributable to shareholders of Sinovac	(99,918,000)	0	0	0		0	0	(99,918,000)	(99,918,000)	0
- Transfer to statutory surplus reserves (note 21)	0	0	0	0		0	1,571,000	(1,571,000)	0	0
Balance at Dec. 31, 2023	$ 12,022,767,000	$ 100,000	$ 15,000	$ 541,258,000		$ (490,055,000)	$ 1,539,584,000	$ 7,118,516,000	$ 8,709,418,000	$ 3,313,349,000
Balance (in shares) at Dec. 31, 2023	99,638,043	99,638,043
Balance (in shares) at Dec. 31, 2023			14,630,813